Annual Notice of Securities Sold Pursuant to Rule 24F-2

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

		Jackson National Separate Account - I
		5901 Executive Drive
		Lansing, Michigan  48911

2.	Name of each series or class of funds for which this
notice is filed:

		Jackson National Separate Account - I

3.	Investment Company Act File Number:

		811-8664

	Securities Act File Number:

		33-82080

4.	Last day of fiscal year for which this notice is filed:

		December 31, 1995

5.	Check box if this notice is being filed more than 180
days after the close of the issuer's
fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                              [ ]

6.	Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see
Instruction A.6):

		Not applicable



7.	Number and amount of securities of the same class or
series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

		Not applicable

8.	Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:

		Not applicable

9.	Number and aggregate sale price of securities sold
during the fiscal year:

		85,707 shares
		$ 862,989

10.	Number and aggregate sale price of securities sold
during the fiscal year in reliance upon registration pursuant to rule 24f-2:

		85,707 shares
		$ 862,989

11.	Number and aggregate sale price of securities issued
during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

		Not applicable

12.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (from Item 10):
   								$	862,989

	(ii)	Aggregate price of shares issued in connection
with dividend reinvestment plans (from Item 11, if
applicable):
								+	      0

	(iii)	Aggregate price of shares redeemed or
repurchased during the fiscal year (if applicable):

								-	 78,392

	(iv)	Aggregate price of shares redeemed or repurchased
and previously applied as a reduction to filing fees
pursuant to rule 24e-2 (if applicable):
								+	      0

	(v)	Net aggregate price of securities sold and issued
during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

									784,597

	(vi)	Multiplier prescribed by Section 6(b) of the
Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):

								x	 1/2900

	(vii)	Fee due [line (i) or line (v) multiplied by
line (vi)]:
									 270.55

13.	Check box if fees are being remitted to the
Commission's lockbox depository as described in section 3a
of the Commission's Rule of Informal and Other Procedures
(17 CFR 202.3a).
				 						[X]


	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

		February 26, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	/s/  John A. Knutson
			          John A. Knutson
           			Senior Vice President & Chief
                         Operating Officer

Date:		February 27, 1996